Net Loss Per Share - Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share (Details) - shares	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share (in shares)	4,297,000	5,269,000	5,269,000	4,297,000	4,692,000	4,223,000
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share (in shares)	173,000,000	0	0	173,000,000
Restricted stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share (in shares)	377,000,000	0	0	377,000,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share (in shares)	23,985,000	194,000	194,000	23,985,000	26,298,000	194,000
Contingently Issuable Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share (in shares)	2,738,000	141,000	141,000	2,738,000
Preferred Stock (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share (in shares)	0	24,312,000	24,312,000	0	0	18,863,000
Convertible debt (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share (in shares)	0	948,000	948,000	0	0	924,000